Property, Plant and Equipment Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 14,062.4
End of period	10,430.2	$ 14,062.4
General and administrative costs capitalized	48.0	50.4
Share-based compensation expense capitalized	7.7	12.0
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	25,987.5
End of period	26,749.9	25,987.5
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(11,925.1)
End of period	(16,319.7)	(11,925.1)
Development And Production Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	14,004.0	14,111.4
Acquisitions through business combinations, net	12.2	220.2
Additions	1,083.6	1,211.8
Dispositions, net	(523.8)	(332.7)
Transfers from exploration and evaluation assets	705.9	541.4
Reclassified as assets held for sale	0.0	(26.4)
Depreciation	(1,412.4)	(1,394.4)
Impairment	(3,704.8)	(203.6)
Foreign exchange	208.4	(123.7)
End of period	10,373.1	14,004.0
Development And Production Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	25,881.1	24,846.9
End of period	26,635.3	25,881.1
Development And Production Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(11,877.1)	(10,735.5)
End of period	(16,262.2)	(11,877.1)
Corporate Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	58.4	63.5
Additions	7.7	4.2
Depreciation	(9.2)	(9.1)
Foreign exchange	0.2	(0.2)
End of period	57.1	58.4
Corporate Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	106.4	102.4
End of period	114.6	106.4
Corporate Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(48.0)	(38.9)
End of period	(57.5)	(48.0)
Future Development Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,000.0
End of period	$ 7,230.0	$ 7,000.0